Supplement to the
Spartan® Index Funds Spartan Real Estate Index Fund
Investor Class and Fidelity Advantage® Class
September 29, 2015
Summary Prospectus As Revised
October 30, 2015

Effective June 14, 2016, Spartan Real Estate Index Fund will be renamed Fidelity® Real Estate Index Fund. Effective June 14, 2016, Fidelity Advantage Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Premium Class

Management feeA	0.07%	0.07%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.16%	0.02%
Total annual operating expenses	0.23%	0.09%

A Adjusted to reflect current fees.

URX-SUM-16-02  July 1, 2016
1.9870404.101

Investor Class

Premium Class

1 year	$ 24	$ 9
3 years	$ 74	$ 29
5 years	$ 130	$ 51
10 years	$ 293	$ 115

Supplement to the
Spartan® Index Funds Spartan Real Estate Index Fund
Institutional Class
September 29, 2015 Summary Prospectus
As Revised
October 30, 2015

Effective June 14, 2016, Spartan Real Estate Index Fund will be renamed Fidelity® Real Estate Index Fund.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.07%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.07%

A Adjusted to reflect current fees.

1 year	$ 7
3 years	$ 23
5 years	$ 40
10 years	$ 90
URX-I-SUM-16-02  July 1, 2016
1.9870405.102

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional.

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Initial Purchase Minimum	$5 million

The fund may waive or lower purchase minimums in other circumstances.

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Tax Information".

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).